UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2024 Class A - CPXAX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.13%
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.09% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,1 which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,2 which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.1 The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	S&P 500 Index[2]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index[2]
Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge[3]	5.97%	1.45%	3.94%
Without sales charge	10.09%	2.23%	4.34%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	4.21%
Linked Blended Benchmark[1]	9.07%	2.85%	4.55%
S&P 500 Index[2]	25.02%	14.52%	13.10%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	4.51%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.
[2]	The Fund changed its broad-based index from the S&P 500 Index to the ICE BofA U.S. All Capital Securities Index in connection with new regulatory requirements.
[3]	Reflects a 3.75% front-end sales charge.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2024 Class C - CPXCX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.78%
How did the Fund perform during the last year and what affected its performance?

The share class had a 9.36% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,1 which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,2 which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.1 The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	S&P 500 Index[2]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index[2]
Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge	8.36%[3]	1.57%	3.67%
Without sales charge	9.36%	1.57%	3.67%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	4.21%
Linked Blended Benchmark[1]	9.07%	2.85%	4.55%
S&P 500 Index[2]	25.02%	14.52%	13.10%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	4.51%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.
[2]	The Fund changed its broad-based index from the S&P 500 Index to the ICE BofA U.S. All Capital Securities Index in connection with new regulatory requirements.
[3]	Reflects a contingent deferred sales charge of 1.00%.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2024 Class F - CPXFX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$82	0.78%
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.46% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,1 which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,2 which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.1 The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class F	S&P 500 Index[2]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index[2]
Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	Since inception (4/3/17)
Class F3	10.46%	2.59%	4.12%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	3.42%
Linked Blended Benchmark[1]	9.07%	2.85%	4.25%
S&P 500 Index[2]	25.02%	14.52%	14.48%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	3.98%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.
[2]	The Fund changed its broad-based index from the S&P 500 Index to the ICE BofA U.S. All Capital Securities Index in connection with new regulatory requirements.
[3]	This share class does not impose a sales charge.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2024 Class I - CPXIX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.39% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,1 which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,2 which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.1 The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	S&P 500 Index[2]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index[2]
Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class I3	10.39%	2.51%	4.65%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	4.21%
Linked Blended Benchmark[1]	9.07%	2.85%	4.55%
S&P 500 Index[2]	25.02%	14.52%	13.10%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	4.51%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.
[2]	The Fund changed its broad-based index from the S&P 500 Index to the ICE BofA U.S. All Capital Securities Index in connection with new regulatory requirements.
[3]	This share class does not impose a sales charge.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2024 Class R - CPRRX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$134	1.28%
How did the Fund perform during the last year and what affected its performance?

The share class had a 9.90% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,1 which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,2 which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.1 The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	S&P 500 Index[2]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index[2]
Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class R3	9.90%	2.08%	4.18%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	4.21%
Linked Blended Benchmark[1]	9.07%	2.85%	4.55%
S&P 500 Index[2]	25.02%	14.52%	13.10%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	4.51%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.
[2]	The Fund changed its broad-based index from the S&P 500 Index to the ICE BofA U.S. All Capital Securities Index in connection with new regulatory requirements.
[3]	This share class does not impose a sales charge.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2024 Class Z - CPXZX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$83	0.79%
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.45% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,1 which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,2 which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.1 The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	S&P 500 Index[2]
ICE BofA Fixed Rate Preferred Securities Index	ICE BofA U.S. All Capital Securities Index[2]
Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class Z3	10.45%	2.59%	4.71%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	4.21%
Linked Blended Benchmark[1]	9.07%	2.85%	4.55%
S&P 500 Index[2]	25.02%	14.52%	13.10%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	4.51%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.
[2]	The Fund changed its broad-based index from the S&P 500 Index to the ICE BofA U.S. All Capital Securities Index in connection with new regulatory requirements.
[3]	This share class does not impose a sales charge.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR (“Code of Ethics”) that applies to its Principal Executive Officer and Principal Financial Officer. The Code of Ethics was in effect during the reporting period. The registrant has not amended the Code of Ethics as described in Form N-CSR during the reporting period. The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period. A current copy of the Code of Ethics is available on the Registrant website at https://assets.cohenandsteers.com/assets/content/uploads/Code_of_Ethics_for_Principal_Executive_and_Principal_Financial_Officers_of_the_Funds.pdf. Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 1166 Avenue of the Americas, 30th Floor, New York, NY 10036.

Item 3. Audit Committee Financial Expert.

The Registrant’s board has determined that Gerald J. Maginnis qualifies as an audit committee financial expert based on his years of experience in the public accounting profession. The Registrant’s board has determined that Michael G. Clark qualifies as an audit committee financial expert based on his years of experience in the public accounting profession and the investment management and financial services industry. The Registrant’s board has determined that Ramona Rogers-Windsor qualifies as an audit committee financial expert based on her years of experience in the investment management and financial services industry. Each of Messrs. Clark and Maginnis and Ms. Ramona Rogers-Windsor is a member of the board’s audit committee, and each is independent as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years ended December 31, 2024 and December 31, 2023 for professional services rendered by the Registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$48,023	$47,273
Audit-Related Fees	$0	$0
Tax Fees	$6,427	$6,427
All Other Fees	$0	$0

Tax fees were billed in connection with tax compliance services, including the review of federal and state tax returns.

(e)(1) The audit committee is required to pre-approve audit and non-audit services performed for the Registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the Registrant’s principal accountant for the Registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant, if the engagement for services relates directly to the operations and financial reporting of the Registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the board of directors of the Registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee may not delegate its responsibility to pre-approve services to be performed by the Registrant’s principal accountant to the investment advisor.

(e)(2) No services included in (b) – (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant and for non-audit services rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant were:

	2024	2023
Registrant	$6,427	$6,427
Investment Advisor	$0	$0

(h) The Registrant’s audit committee considered whether the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

We would like to share with you our report for the year ended December 31, 2024. The total returns for Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) and its comparative benchmarks were:

	Six Months Ended December 31, 2024	Year Ended December 31, 2024
Cohen & Steers Preferred Securities and Income Fund:
Class A	4.86%	10.09%
Class C	4.55%	9.36%
Class F	5.03%	10.46%
Class I	5.00%	10.39%
Class R	4.77%	9.90%
Class Z	5.03%	10.45%
ICE BofA Fixed Rate Preferred Securities Index(a)	2.56%	7.05%
Blended Benchmark—55% ICE BofA U.S. IG Institutional Capital Securities Index/ 20% ICE BofA Core Fixed Rate Preferred Securities Index/ 25% Bloomberg Developed Market USD Contingent Capital Index(a)	4.23%	9.07%
S&P 500 Index(a)	8.44%	25.02%
ICE BofA U.S. All Capital Securities Index(a)	4.34%	9.61%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Performance quoted does not reflect the deduction of the maximum 3.75% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

(a)

The ICE BofA Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar-denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The ICE BofA Core Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar denominated preferred securities issued in the U.S. domestic market, excluding $1,000 par securities. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. The ICE BofA U.S. All Capital Securities Index tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

December 31, 2024

		Shares	Value
EXCHANGE-TRADED FUNDS	0.7%
CORPORATE BONDS	0.7%
Invesco Preferred ETF		4,423,699	$51,005,249

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$51,444,513)			51,005,249

PREFERRED SECURITIES—EXCHANGE-TRADED	13.1%
BANKING	5.2%
Bank of America Corp., 4.125%, Series PP(a)		1,110,726	20,337,393
Bank of America Corp., 4.25%, Series QQ(a)		1,993,459	37,078,337
Bank of America Corp., 4.375%, Series NN(a)		1,192,353	23,155,495
Bank of America Corp., 5.00%, Series LL(a)		845,880	18,271,008
Bank of America Corp., 5.375%, Series KK(a)		110,366	2,501,997
JPMorgan Chase & Co., 4.20%, Series MM(a)		72,229	1,364,406
JPMorgan Chase & Co., 4.55%, Series JJ(a)		632,277	12,942,710
JPMorgan Chase & Co., 4.625%, Series LL(a)		63,118	1,314,748
M&T Bank Corp., 7.50%, Series J(a)		1,420,246	37,806,949
Morgan Stanley, 4.25%, Series O(a)		570,071	10,495,007
Morgan Stanley, 5.85%, Series K(a)		553,600	13,474,624
Morgan Stanley, 6.375%, Series I(a)		554,717	13,923,397
Morgan Stanley, 6.50%, Series P(a)		218,782	5,627,073
Morgan Stanley, 6.625%, Series Q(a)		2,872,621	76,153,183
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)		855,805	20,744,713
Truist Financial Corp., 4.75%, Series R(a)		183,866	3,548,614
Wells Fargo & Co., 4.25%, Series DD(a)		298,605	5,443,569
Wells Fargo & Co., 4.375%, Series CC(a)		745,129	14,053,133
Wells Fargo & Co., 4.70%, Series AA(a)		1,555,620	31,096,844
Wells Fargo & Co., 4.75%, Series Z(a)		2,931,007	59,792,543

			409,125,743

CONSUMER DISCRETIONARY PRODUCTS	0.1%
Ford Motor Co., Senior Debt, 6.50%, due 8/15/62		313,732	7,661,335

FINANCIAL SERVICES	1.1%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64		674,631	16,616,161
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		603,329	15,982,185
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,126,841	18,852,050

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Shares	Value
Carlyle Finance LLC, 4.625%, due 5/15/61		343,602	$6,122,988
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		314,324	5,748,986
TPG Operating Group II LP, 6.95%, due 3/15/64		932,311	23,699,346

			87,021,716

INSURANCE	3.2%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		1,028,202	20,872,501
Allstate Corp., 5.10%, Series H(a)		181,049	3,961,352
Arch Capital Group Ltd., 4.55%, Series G(a)		965,209	17,277,241
Arch Capital Group Ltd., 5.45%, Series F(a)		757,591	16,068,505
Athene Holding Ltd., 4.875%, Series D(a)		1,091,569	20,073,954
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)		1,140,076	27,772,251
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(b)		1,016,078	25,473,075
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)		764,226	19,801,096
Axis Capital Holdings Ltd., 5.50%, Series E(a)		224,451	4,601,246
Corebridge Financial, Inc., 6.375%, due 12/15/64		463,686	11,819,356
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a)(b)		227,010	4,619,654
Equitable Holdings, Inc., 4.30%, Series C(a)		598,723	10,423,767
Equitable Holdings, Inc., 5.25%, Series A(a)		727,783	14,890,440
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		690,201	18,083,266
Lincoln National Corp., 9.00%, Series D(a)		364,243	9,976,616
MetLife, Inc., 4.75%, Series F(a)		271,063	5,600,162
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(b)		278,430	7,183,494
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		577,776	9,579,526
W.R. Berkley Corp., 4.125%, due 3/30/61		375,672	6,596,800

			254,674,302

REAL ESTATE	0.3%
Brookfield Property Partners LP, 5.75%, Series A(a)		211,410	2,625,712
DigitalBridge Group, Inc., 7.15%, Series I(a)		379,517	9,317,143
Public Storage, 4.70%, Series J(a)		135,722	2,666,937
Public Storage, 4.75%, Series K(a)		301,313	6,098,575
Sunstone Hotel Investors, Inc., 6.125%, Series H(a)		93,056	2,083,524

			22,791,891

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Shares	Value
TELECOMMUNICATIONS	0.7%
AT&T, Inc., 4.75%, Series C(a)		594,390	$11,798,641
AT&T, Inc., 5.00%, Series A(a)		126,472	2,660,971
Telephone & Data Systems, Inc., 6.00%, Series VV(a)		430,266	7,443,602
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70		343,325	7,683,613
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70		413,733	9,259,345
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69		842,389	19,476,034

			58,322,206

UTILITIES	2.5%
Algonquin Power & Utilities Corp., 9.817% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)		854,909	21,560,805
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)		69,351	1,167,871
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		780,677	12,319,083
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		319,319	5,319,855
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		648,449	10,803,160
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		652,761	11,116,520
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		170,503	3,055,414
CMS Energy Corp., 5.875%, due 10/15/78		342,760	7,859,487
CMS Energy Corp., 5.875%, due 3/1/79		433,465	10,026,045
SCE Trust V, 5.45% to 3/15/26, Series K(a)(b)		729,358	17,942,207
SCE Trust VI, 5.00%(a)		752,454	14,371,871
SCE Trust VII, 7.50%, Series M(a)		1,832,111	47,360,069
SCE Trust VIII, 6.95%, Series N(a)		1,032,240	26,249,863
Sempra, 5.75%, due 7/1/79		160,084	3,633,907
Southern Co., 4.95%, due 1/30/80, Series 2020		168,754	3,493,208

			196,279,365

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$1,078,393,807)			1,035,876,558

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Principal Amount*		Value
PREFERRED SECURITIES—OVER-THE-COUNTER	83.7%
BANKING	49.2%
Abanca Corp. Bancaria SA, 10.625% to 7/14/28 (Spain)(a)(b)(d)(e)		EUR	8,600,000	$10,264,263
ABN AMRO Bank NV, 6.375% to 9/22/34 (Netherlands)(a)(b)(d)(e)		EUR	12,200,000	13,017,802
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(d)(e)		EUR	15,800,000	17,449,678
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(a)(b)(d)(e)		EUR	3,400,000	3,562,853
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR	32,800,000	36,057,708
Alpha Services & Holdings SA, 11.875% to 2/8/28 (Greece)(a)(b)(d)(e)		EUR	3,300,000	3,981,572
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)			19,600,000	21,382,091
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a)(b)(d)(e)		EUR	9,400,000	10,873,391
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)		EUR	6,600,000	6,555,256
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a)(b)(d)			17,400,000	16,595,464
Banco Santander SA, 7.00% to 11/20/29 (Spain)(a)(b)(d)(e)		EUR	14,000,000	15,363,436
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)			49,600,000	51,408,019
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)			24,200,000	26,649,476
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(d)			47,400,000	54,753,304
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)			45,931,000	44,339,130
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)			27,703,000	27,805,015
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)			18,691,000	18,860,696
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(a)(b)(d)(e)		EUR	8,800,000	9,367,019

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

	Principal Amount*		Value
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(b)		36,542,000	$37,484,418
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(b)		14,204,000	13,459,354
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)		37,000,000	39,026,337
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		23,209,000	24,691,851
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)		17,180,000	18,081,950
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(b)(d)		14,870,000	14,853,591
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)		20,967,000	21,744,339
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)	GBP	26,515,000	34,604,872
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)	GBP	14,600,000	19,409,928
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		67,400,000	74,333,505
BNP Paribas SA, 4.625% to 1/12/27 (France)(a)(b)(d)(f)		28,900,000	27,219,416
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(d)(f)		63,000,000	53,259,179
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(d)(f)		38,000,000	37,820,705
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		69,900,000	71,631,773
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		9,600,000	9,898,349
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		51,200,000	53,478,963
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)		17,800,000	19,042,565
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(a)(b)(d)(e)	EUR	13,000,000	13,792,766
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a)(b)(d)(e)	EUR	10,600,000	12,051,711
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(d)(e)	EUR	25,800,000	29,671,078

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

	Principal Amount*		Value
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)		110,179,000	$106,702,301
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		86,263,000	74,578,767
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)		8,322,000	8,099,489
Citigroup Capital III, 7.625%, due 12/1/36		4,800,000	5,291,227
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)		64,361,000	62,650,296
Citigroup, Inc., 4.00% to 12/10/25, Series W(a)(b)		15,765,000	15,388,587
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(b)		6,002,000	6,003,293
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)		39,782,000	42,052,564
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		43,254,000	45,171,609
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		38,329,000	38,271,936
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		30,070,000	30,232,258
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		26,000,000	25,983,750
Commerzbank AG, 7.875% to 10/9/31 (Germany)(a)(b)(d)(e)	EUR	4,000,000	4,553,177
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	14,000,000	18,086,352
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(d)(f)(g)(h)(i)		7,740,000	657,900
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(d)(f)(g)(h)(i)		37,700,000	3,204,500
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)(i)		24,213,000	2,058,105
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a)(b)(d)		14,600,000	14,338,149
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(d)(e)	EUR	24,600,000	26,033,523
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	20,000,000	21,764,498
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a)(b)(d)(e)	EUR	5,800,000	6,620,437
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	17,600,000	19,392,686

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

	Principal Amount*	Value
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(f)	3,436,000	$3,424,144
Goldman Sachs Capital I, 6.345%, due 2/15/34	11,523,000	12,050,768
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(b)	5,167,000	4,949,484
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(b)	10,705,000	10,349,752
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)	80,037,000	83,695,851
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(d)	36,198,000	32,073,687
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)	54,291,000	53,217,553
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)	21,437,000	21,363,057
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)	27,369,000	28,155,707
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)	5,000,000	5,102,869
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)	16,800,000	16,765,264
HSBC Holdings PLC, 6.95% to 3/11/34 (United Kingdom)(a)(b)(d)	7,400,000	7,430,262
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)	21,135,000	22,224,721
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(b)	23,152,000	22,177,491
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a)(b)	8,409,000	8,248,780
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(d)	13,092,000	10,663,155
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(d)(e)	53,700,000	49,240,014
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(d)	43,300,000	42,765,050
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(d)(e)	66,300,000	66,598,632

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

	Principal Amount*		Value
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(d)(e)		18,500,000	$18,944,190
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)		22,700,000	23,843,513
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(d)(e)	EUR	19,200,000	21,280,497
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(d)(f)		27,130,000	27,198,408
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		58,644,000	61,384,923
KBC Group NV, 6.25% to 9/17/31 (Belgium)(a)(b)(d)(e)	EUR	19,400,000	20,758,013
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(d)		57,700,000	55,328,655
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(d)		22,360,000	22,591,806
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)	GBP	13,600,000	17,639,703
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(b)		5,641,000	5,367,889
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)	GBP	15,800,000	19,873,724
NatWest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a)(b)(d)		8,200,000	6,985,711
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(d)	GBP	19,000,000	22,732,728
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(d)		21,500,000	21,437,644
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(d)		27,200,000	29,036,734
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(f)		18,200,000	18,300,501
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a)(b)(d)(e)	EUR	7,250,000	7,855,381
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)		79,215,000	74,548,444
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		25,046,000	25,060,484

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

	Principal Amount*		Value
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)		38,218,000	$38,478,303
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		55,821,000	56,486,051
Regions Financial Corp., 5.75% to 6/15/25, Series D(a)(b)		16,005,000	15,911,196
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(d)(e)		3,600,000	3,629,790
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(d)(f)		26,800,000	22,835,004
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		32,546,000	30,667,038
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(b)(d)(f)		5,067,000	5,125,782
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)		32,000,000	31,449,366
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(b)(d)(f)		3,600,000	3,600,785
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)		52,400,000	54,600,066
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)		54,700,000	58,453,186
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(d)(f)		26,098,000	22,759,079
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(d)(f)		36,700,000	38,213,632
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		36,484,000	37,295,988
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)		39,941,000	40,861,064
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a)(e)	EUR	46,171,600	53,114,455
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(d)(e)		25,400,000	22,972,236
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(d)(e)		3,800,000	3,902,510
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		42,000,000	43,275,960
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)		15,421,000	15,728,263

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

	Principal Amount*		Value
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		61,275,000	$64,021,360
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)		5,940,000	5,902,195
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)		31,815,000	30,910,309
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)		18,197,000	17,826,074
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(d)(f)		62,300,000	53,585,488
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(d)(f)		18,100,000	17,283,952
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)		47,300,000	46,901,554
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)		54,300,000	58,837,921
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)		65,000,000	74,648,015
UniCredit SpA, 6.50% to 12/3/31 (Italy)(a)(b)(d)(e)	EUR	19,400,000	20,944,217
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)		9,438,000	8,949,560
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)		28,654,000	28,324,995
Virgin Money U.K. PLC, 8.25% to 6/17/27 (United Kingdom)(a)(b)(d)(e)	GBP	17,600,000	22,724,735
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(a)(b)(d)(e)	GBP	4,000,000	5,707,798
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)		78,308,000	76,134,583
Wells Fargo & Co., 5.95%, due 12/15/36		19,694,000	19,765,419
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)		75,723,000	78,346,838
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)		53,533,000	56,938,961
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		3,078,000	3,421,850

			3,882,178,994

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Principal Amount*		Value
CONSUMER DISCRETIONARY PRODUCTS	0.3%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR	4,100,000	$4,574,622
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(e)		EUR	13,000,000	15,039,891

				19,614,513

ENERGY	1.1%
BP Capital Markets PLC, 4.375% to 8/19/31 (United Kingdom)(a)(b)(e)		EUR	13,500,000	14,010,052
BP Capital Markets PLC, 4.875% to 3/22/30(a)(b)			18,222,000	17,420,347
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)			24,211,000	23,849,365
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)			27,790,000	28,618,422

				83,898,186

FINANCIAL SERVICES	1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			23,410,000	24,104,208
Air Lease Corp., 6.00% to 9/24/29, Series D(a)(b)			8,935,000	8,676,078
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)			16,874,000	15,798,969
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			11,944,000	10,468,130
American Express Co., 3.55% to 9/15/26, Series D(a)(b)			38,022,000	36,641,003
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(f)			19,947,000	19,163,977
ILFC E-Capital Trust II, 6.54% (3 Month USD Term SOFR + 2.062%), due 12/21/65(c)(f)			14,335,000	12,036,300

				126,888,665

HEALTH CARE	0.8%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			65,319,000	65,701,462

INSURANCE	8.7%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)			10,792,000	10,630,798

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

	Principal Amount*		Value
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(d)(e)	EUR	17,786,000	$18,645,840
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(d)(f)		39,600,000	37,976,919
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		26,344,000	26,803,912
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(b)		24,645,000	24,568,741
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(d)(e)	EUR	11,200,000	11,837,709
AXA SA, 6.379% to 12/14/36 (France)(a)(b)(f)		2,100,000	2,264,529
AXA SA, 8.60%, due 12/15/30 (France)		9,367,000	11,016,606
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		7,182,000	6,756,517
Corebridge Financial, Inc., 6.375% to 9/15/34, due 9/15/54(b)		12,635,000	12,580,180
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)		35,914,000	36,868,803
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		28,445,000	27,306,236
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)		32,220,000	31,139,025
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)		30,502,000	31,981,439
Hartford Financial Services Group, Inc., 6.91% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)		25,318,000	23,328,161
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b)(e)		16,050,000	14,906,438
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		19,482,000	21,319,659
MetLife Capital Trust IV, 7.875%, due 12/15/37(f)		75,680,000	82,732,320
MetLife, Inc., 3.85% to 9/15/25, Series G(a)(b)		13,621,000	13,406,743
MetLife, Inc., 9.25%, due 4/8/38(f)		32,402,000	38,148,203
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)		52,722,000	50,237,339
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)		11,423,000	11,452,231
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(b)		13,680,000	14,103,601

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Principal Amount*		Value
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(f)			3,875,000	$3,880,491
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)			8,030,000	7,484,020
Rothesay Life PLC, 5.00% to 10/13/31 (United Kingdom)(a)(b)(d)(e)		GBP	12,800,000	13,290,248
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)			25,300,000	22,088,562
SBL Holdings, Inc., 7.00% to 5/13/25(a)(b)(f)			16,527,000	15,066,816
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(f)			25,350,000	25,238,896
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)			6,840,000	7,217,999
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51 (Switzerland)(b)(e)			34,450,000	29,452,941

				683,731,922

PIPELINES	9.2%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)			19,510,000	18,734,918
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)			15,757,000	15,248,731
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)			55,414,000	54,978,607
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)			65,789,000	65,110,281
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)			28,840,000	29,717,688
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)			15,875,000	16,049,911
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(b)			5,750,000	5,985,192
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)			20,687,000	21,756,249
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)			36,242,000	37,986,581
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)			49,860,000	55,501,809

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Principal Amount*		Value
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(b)			24,777,000	$24,849,151
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)			47,160,000	46,557,578
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			45,550,000	45,827,901
Enterprise Products Operating LLC, 7.733% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(c)			5,226,000	5,203,417
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(b)(f)			24,280,000	25,128,860
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)(f)			31,050,000	31,867,795
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (Canada)(b)			1,191,000	1,145,661
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)			78,278,000	75,516,517
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)			36,435,000	34,594,034
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)			64,495,000	63,796,725
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)			49,200,000	51,518,747

				727,076,353

REAL ESTATE	0.5%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b)(f)			7,349,000	7,275,827
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(b)(f)			19,800,000	19,341,432
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(b)(e)		EUR	12,300,000	13,947,456

				40,564,715

RETAIL & WHOLESALE—STAPLES	0.2%
Land O’ Lakes, Inc., 7.00%(a)(f)			4,075,000	3,323,501
Land O’ Lakes, Inc., 7.25%(a)(f)			15,285,000	12,970,346

				16,293,847

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Principal Amount*	Value
UTILITIES	12.1%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)		19,153,000	$18,744,733
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)		15,965,000	16,406,008
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		70,541,000	66,278,304
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(f)		22,350,000	22,528,095
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)		32,961,000	31,154,793
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(b)		32,405,000	33,515,616
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)		35,214,000	36,572,022
Brookfield Infrastructure Finance ULC, 6.75% to 12/15/29, due 3/15/55 (Canada)(b)		9,430,000	9,467,239
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(b)		11,325,000	11,597,228
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)		22,860,000	23,571,495
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		31,513,000	27,501,401
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		4,309,000	4,088,896
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)		46,937,000	45,682,745
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(b)		20,935,000	21,336,198
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)		19,194,000	19,953,671
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(b)		26,079,000	27,604,206
Edison International, 5.375% to 3/15/26, Series A(a)(b)		44,767,000	44,255,676
Edison International, 7.875% to 3/15/29, due 6/15/54(b)		26,939,000	27,891,348
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		24,877,000	25,099,375
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)		38,535,000	39,372,282
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)(f)		22,548,000	23,513,145
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)		19,270,000	19,312,666

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Principal Amount*	Value
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		13,002,000	$12,738,407
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)		43,163,000	44,038,937
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(b)		58,384,000	59,959,312
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(b)		24,741,000	24,690,462
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(b)		11,010,000	11,236,900
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		58,104,000	55,738,084
Sempra, 4.875% to 10/15/25(a)(b)		7,256,000	7,179,717
Sempra, 6.40% to 7/1/34, due 10/1/54(b)		45,688,000	45,415,052
Sempra, 6.875% to 7/1/29, due 10/1/54(b)		45,448,000	46,069,206
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		29,342,000	28,149,054
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(b)		21,595,000	21,199,012

			951,861,285

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$6,485,201,443)			6,597,809,942

CORPORATE BONDS—INSURANCE	0.0%
SBL Holdings, Inc., 5.00%, due 2/18/31(f)		4,000,000	3,595,447

TOTAL CORPORATE BONDS (Identified cost—$3,651,629)			3,595,447

		Shares
SHORT-TERM INVESTMENTS	1.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42%(j)		31,599,861	31,599,861
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(j)		78,928,989	78,928,989

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$110,528,850)			110,528,850

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$7,729,220,242)	98.9%		7,798,816,046
OTHER ASSETS IN EXCESS OF LIABILITIES	1.1		84,547,004

NET ASSETS	100.0%		$7,883,363,050

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	465,062,121	USD	484,292,440	1/27/25	$2,098,966
Brown Brothers Harriman	GBP	141,149,255	USD	177,748,127	1/27/25	1,079,516
						$3,178,482

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at December 31, 2024.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,320,288,602 or 29.4% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $880,347,454 which represents 11.2% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,392,264,209 which represents 17.7% of the net assets of the Fund, of which 0.1% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Security value is determined based on significant unobservable inputs (Level 3).
(j)	Rate quoted represents the annualized seven–day yield.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS:
Investments in securities, at value (Identified cost—$7,729,220,242)	$7,798,816,046
Cash	1,975,109
Foreign currency, at value (Identified cost—$7,269,324)	7,230,995
Receivable for:
Dividends and interest	86,101,832
Fund shares sold	11,714,254
Investment securities sold	6,015,144
Unrealized appreciation on forward foreign currency exchange contracts	3,178,482
Other assets	53,414

Total Assets	7,915,085,276

LIABILITIES:
Payable for:
Investment securities purchased	15,705,960
Fund shares redeemed	8,769,895
Investment advisory fees	4,607,533
Shareholder servicing fees	1,433,188
Administration fees	336,185
Distribution fees	280,760
Directors’ fees	929
Other liabilities	587,776

Total Liabilities	31,722,226

NET ASSETS	$7,883,363,050

NET ASSETS consist of:
Paid-in capital	$9,138,317,465
Total distributable earnings/(accumulated loss)	(1,254,954,415)

$7,883,363,050

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

December 31, 2024

CLASS A SHARES:
NET ASSETS	$657,776,755
Shares issued and outstanding ($0.001 par value common stock outstanding)	53,629,006

Net asset value and redemption price per share	$12.27

Maximum offering price per share ($12.27 ÷ 0.9625)(a)	$12.75

CLASS C SHARES:
NET ASSETS	$212,833,817
Shares issued and outstanding ($0.001 par value common stock outstanding)	17,478,793

Net asset value and offering price per share(b)	$12.18

CLASS F SHARES:
NET ASSETS	$835,011,497
Shares issued and outstanding ($0.001 par value common stock outstanding)	67,899,646

Net asset value, offering and redemption price per share	$12.30

CLASS I SHARES:
NET ASSETS	$6,082,877,880
Shares issued and outstanding ($0.001 par value common stock outstanding)	494,497,534

Net asset value, offering and redemption price per share	$12.30

CLASS R SHARES:
NET ASSETS	$763,968
Shares issued and outstanding ($0.001 par value common stock outstanding)	62,171

Net asset value, offering and redemption price per share	$12.29

CLASS Z SHARES:
NET ASSETS	$94,099,133
Shares issued and outstanding ($0.001 par value common stock outstanding)	7,645,072

Net asset value, offering and redemption price per share	$12.31

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

Investment Income:
Interest income	$399,647,464
Dividend income (net of $15,055 of foreign withholding tax)	79,738,316

Total Investment Income	479,385,780

Expenses:
Investment advisory fees	54,568,855
Distribution fees—Class A	1,797,984
Distribution fees—Class C	1,788,228
Distribution fees—Class R	5,671
Shareholder servicing fees—Class A	719,194
Shareholder servicing fees—Class C	596,076
Shareholder servicing fees—Class I	3,956,240
Administration fees	4,339,754
Transfer agent fees and expenses	838,983
Shareholder reporting expenses	363,220
Directors’ fees and expenses	323,319
Registration and filing fees	256,600
Custodian fees and expenses	130,560
Professional fees	107,756
Miscellaneous	252,903

Total Expenses	70,045,343
Reduction of Expenses (See Note 2)	(104,835)

Net Expenses	69,940,508

Net Investment Income (Loss)	409,445,272

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	25,852,278
Written option contracts	(813,392)
Total return swap contracts	(6,585,428)
Forward foreign currency exchange contracts	24,907,380
Foreign currency transactions	(412,855)

Net realized gain (loss)	42,947,983

Net change in unrealized appreciation (depreciation) on:
Investments in securities	300,486,791
Total return swap contracts	1,177,438
Forward foreign currency exchange contracts	7,863,970
Foreign currency translations	(343,010)

Net change in unrealized appreciation (depreciation)	309,185,189

Net Realized and Unrealized Gain (Loss)	352,133,172

Net Increase (Decrease) in Net Assets Resulting from Operations	$761,578,444

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Change in Net Assets:
From Operations:
Net investment income (loss)	$409,445,272	$403,722,976
Net realized gain (loss)	42,947,983	(809,118,199)
Net change in unrealized appreciation (depreciation)	309,185,189	811,176,154

Net increase (decrease) in net assets resulting from operations	761,578,444	405,780,931

Distributions to Shareholders:
Class A	(33,465,713)	(41,072,111)
Class C	(9,563,928)	(13,295,116)
Class F	(43,220,137)	(55,664,097)
Class I	(293,626,915)	(300,899,280)
Class R	(49,688)	(72,279)
Class Z	(2,578,883)	(1,420,818)
Tax Return of Capital to Shareholders:
Class A	(4,450,381)	(3,452,224)
Class C	(1,485,777)	(1,280,427)
Class F	(5,405,144)	(4,472,386)
Class I	(36,467,496)	(23,791,027)
Class R	(7,008)	(6,185)
Class Z	(290,886)	(119,522)

Total distributions	(430,611,956)	(445,545,472)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(49,027,810)	(733,352,466)

Total increase (decrease) in net assets	281,938,678	(773,117,007)
Net Assets:
Beginning of year	7,601,424,372	8,374,541,379

End of year	$7,883,363,050	$7,601,424,372

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.75	$11.72	$14.08	$ 14.38	$ 14.26

Income (loss) from investment operations:

Net investment income (loss)(a)	0.61	0.58	0.52	0.49	0.54
Net realized and unrealized gain (loss)	0.55	0.09	(2.28)	(0.06)	0.29

Total from investment operations	1.16	0.67	(1.76)	0.43	0.83

Less dividends and distributions to shareholders from:

Net investment income	(0.57)	(0.59)	(0.58)	(0.53)	(0.56)
Net realized gain	—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.64)	(0.64)	(0.60)	(0.73)	(0.71)

Net increase (decrease) in net asset value	0.52	0.03	(2.36)	(0.30)	0.12

Net asset value, end of year	$12.27	$11.75	$11.72	$ 14.08	$ 14.38

Total return(b)(c)	10.09%	6.06%	-12.64%	3.08%	6.17%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$657.8	$733.0	$917.0	$1,215.9	$1,110.5

Ratios to average daily net assets:

Expenses	1.13%	1.14%	1.12%	1.12%	1.14%

Net investment income (loss)	5.00%	5.02%	4.19%	3.40%	3.89%

Portfolio turnover rate	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.67	$11.64	$13.99	$14.29	$14.17

Income (loss) from investment operations:

Net investment income (loss)(a)	0.52	0.50	0.44	0.39	0.44
Net realized and unrealized gain (loss)	0.55	0.10	(2.27)	(0.05)	0.29

Total from investment operations	1.07	0.60	(1.83)	0.34	0.73

Less dividends and distributions to shareholders from:

Net investment income	(0.49)	(0.52)	(0.50)	(0.44)	(0.46)
Net realized gain	—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.56)	(0.57)	(0.52)	(0.64)	(0.61)

Net increase (decrease) in net asset value	0.51	0.03	(2.35)	(0.30)	0.12

Net asset value, end of year	$12.18	$11.67	$11.64	$13.99	$14.29

Total return(b)(c)	9.36%	5.41%	-13.23%	2.43%	5.51%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$212.8	$259.3	$332.7	$511.1	$561.8

Ratios to average daily net assets:

Expenses	1.78%	1.79%	1.77%	1.77%	1.79%

Net investment income (loss)	4.35%	4.37%	3.51%	2.75%	3.24%

Portfolio turnover rate	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class F
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.78	$ 11.75	$ 14.11	$ 14.41	$ 14.28

Income (loss) from investment operations:

Net investment income (loss)(a)	0.65	0.62	0.57	0.54	0.59
Net realized and unrealized gain (loss)	0.56	0.09	(2.29)	(0.06)	0.29

Total from investment operations	1.21	0.71	(1.72)	0.48	0.88

Less dividends and distributions to shareholders from:

Net investment income	(0.62)	(0.63)	(0.62)	(0.58)	(0.60)
Net realized gain	—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.69)	(0.68)	(0.64)	(0.78)	(0.75)

Net increase (decrease) in net asset value	0.52	0.03	(2.36)	(0.30)	0.13

Net asset value, end of year	$12.30	$ 11.78	$ 11.75	$ 14.11	$ 14.41

Total return(b)	10.46%	6.42%	-12.31%	3.43%	6.60%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$835.0	$1,102.4	$1,335.2	$1,423.8	$1,509.9

Ratios to average daily net assets:

Expenses	0.78%	0.79%	0.77%	0.77%	0.79%

Net investment income (loss)	5.35%	5.36%	4.58%	3.74%	4.27%

Portfolio turnover rate	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$ 11.78	$ 11.75	$ 14.11	$ 14.41	$ 14.29

Income (loss) from investment operations:

Net investment income (loss)(a)	0.64	0.61	0.56	0.53	0.58
Net realized and unrealized gain (loss)	0.56	0.10	(2.29)	(0.05)	0.29

Total from investment operations	1.20	0.71	(1.73)	0.48	0.87

Less dividends and distributions to shareholders from:

Net investment income	(0.61)	(0.63)	(0.61)	(0.58)	(0.60)
Net realized gain	—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.68)	(0.68)	(0.63)	(0.78)	(0.75)

Net increase (decrease) in net asset value	0.52	0.03	(2.36)	(0.30)	0.12

Net asset value, end of year	$ 12.30	$ 11.78	$ 11.75	$ 14.11	$ 14.41

Total return(b)	10.39%	6.35%	-12.37%	3.37%	6.46%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$6,082.9	$5,485.7	$5,742.4	$9,634.8	$7,992.3

Ratios to average daily net assets:

Expenses (before expense reduction)	0.85%	0.85%	0.84%	0.83%	0.85%

Expenses (net of expense reduction)	0.85%	0.85%	0.84%	0.83%	0.85%

Net investment income (loss) (before expense reduction)	5.30%	5.32%	4.42%	3.68%	4.18%

Net investment income (loss) (net of expense reduction)	5.30%	5.32%	4.42%	3.68%	4.18%

Portfolio turnover rate	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class R
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.77	$11.73	$14.10	$14.40	$14.27

Income (loss) from investment operations:

Net investment income (loss)(a)	0.59	0.56	0.50	0.46	0.51
Net realized and unrealized gain (loss)	0.55	0.11	(2.29)	(0.05)	0.30

Total from investment operations	1.14	0.67	(1.79)	0.41	0.81

Less dividends and distributions to shareholders from:

Net investment income	(0.55)	(0.58)	(0.56)	(0.51)	(0.53)
Net realized gain	—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.62)	(0.63)	(0.58)	(0.71)	(0.68)

Net increase (decrease) in net asset value	0.52	0.04	(2.37)	(0.30)	0.13

Net asset value, end of year	$12.29	$11.77	$11.73	$14.10	$14.40

Total return(b)	9.90%	5.99%	-12.83%	2.91%	6.08%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$ 0.8	$ 1.6	$ 1.3	$ 2.1	$ 2.9

Ratios to average daily net assets:

Expenses	1.28%	1.29%	1.27%	1.27%	1.29%

Net investment income (loss)	4.83%	4.91%	3.99%	3.24%	3.74%

Portfolio turnover rate	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class Z
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.79	$11.75	$14.12	$14.41	$14.29

Income (loss) from investment operations:

Net investment income (loss)(a)	0.67	0.62	0.57	0.54	0.60
Net realized and unrealized gain (loss)	0.54	0.10	(2.30)	(0.05)	0.27

Total from investment operations	1.21	0.72	(1.73)	0.49	0.87

Less dividends and distributions to shareholders from:

Net investment income	(0.62)	(0.63)	(0.62)	(0.58)	(0.60)
Net realized gain	—	—	(0.02)	(0.20)	(0.01)
Tax return of capital	(0.07)	(0.05)	—	—	(0.14)

Total dividends and distributions to shareholders	(0.69)	(0.68)	(0.64)	(0.78)	(0.75)

Net increase (decrease) in net asset value	0.52	0.04	(2.37)	(0.29)	0.12

Net asset value, end of year	$12.31	$11.79	$11.75	$14.12	$14.41

Total return(b)	10.45%	6.50%	-12.37%	3.50%	6.52%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$ 94.1	$ 19.6	$ 46.0	$ 64.2	$ 83.1

Ratios to average daily net assets:

Expenses	0.79%	0.79%	0.77%	0.77%	0.79%

Net investment income (loss)	5.49%	5.31%	4.53%	3.74%	4.32%

Portfolio turnover rate	66%	54%	42%	45%	49%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is to seek total return through high current income and capital appreciation. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) option and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to

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NOTES TO FINANCIAL STATEMENTS—(Continued)

delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Exchange-Traded Funds	$51,005,249	$—	$—		$51,005,249
Preferred Securities—Exchange-Traded	1,035,876,558	—	—		1,035,876,558
Preferred Securities—Over-the-Counter:
Banking	—	3,876,258,489	5,920,505	(a)	3,882,178,994
Other Industries	—	2,715,630,948	—		2,715,630,948
Corporate Bonds	—	3,595,447	—		3,595,447
Short-Term Investments	—	110,528,850	—		110,528,850

Total Investments in Securities(b)	$1,086,881,807	$6,706,013,734	$5,920,505		$7,798,816,046

Forward Foreign Currency Exchange Contracts	$—	$3,178,482	$—		$3,178,482

Total Derivative Assets(b)	$—	$3,178,482	$—		$3,178,482

(a)	Securities have been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as Level 3 securities.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At December 31, 2024, the Fund did not have any option contracts outstanding.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses in the Statement of Operations. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At December 31, 2024, the Fund did not have any total return swap contracts outstanding.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the year ended December 31, 2024, a portion of the dividends has been reclassified to distributions from tax return of capital.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of December 31, 2024, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund up to $8.5 billion and 0.65% of such assets in excess of $8.5 billion.

For the year ended December 31, 2024 and through June 30, 2026, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class F shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement can only be amended at any time by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the year ended December 31, 2024, fees waived and/or expenses reimbursed totaled $104,835.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the year ended December 31, 2024, the Fund incurred $3,897,775 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the year ended December 31, 2024, the Fund has been advised that the distributor received $34,773, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $7,587 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes will be used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $45,623 for the year ended December 31, 2024.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2024, totaled $5,021,891,747 and $5,029,272,513, respectively.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 4. Derivative Investments

The following tables present the value of derivatives held at December 31, 2024 and the effect of derivatives held during the year ended December 31, 2024, if any, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	Unrealized appreciation	$3,178,482	—	$—

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Credit Risk:
Total Return Swap Contracts	Net Realized and Unrealized Gain (Loss)	$(6,585,428)	$1,177,438
Equity Risk:
Purchased Option Contracts(a)	Net Realized and Unrealized Gain (Loss)	326,901	—
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	(284,853)	—
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	24,907,380	7,863,970
Purchased Option Contracts(a)	Net Realized and Unrealized Gain (Loss)	1,957,399	—
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	(528,539)	—

(a)	Purchased option contracts are included in net realized gain (loss) and change in unrealized appreciation (depreciation) on investments in securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

The following summarizes the monthly average volume of the Fund’s option contracts, total return swap contracts and forward foreign currency exchange contracts activity for the year ended December 31, 2024:

	Purchased Option Contracts(b)	Written Option Contracts(b)	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$478,926,102	$471,930,564	$158,841,036	$599,713,376

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts, total return swap contracts and forward foreign exchange contracts outstanding at month-end. For the period, this represents one month for purchased option contracts, one month for written option contracts, five months for total return swap contracts and twelve months for forward foreign currency exchange contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 5. Income Tax Information

The tax character of dividends and distributions paid was as follows:

	For the Year Ended December 31,
	2024	2023
Ordinary income	$382,505,264	$412,423,701
Tax return of capital	48,106,692	33,121,771

Total dividends and distributions	$430,611,956	$445,545,472

As of December 31, 2024, the tax-basis components of accumulated earnings, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$7,719,283,900

Gross unrealized appreciation on investments	$247,992,358
Gross unrealized depreciation on investments	(168,665,931)

Net unrealized appreciation (depreciation) on investments	$79,326,427

During the year ended December 31, 2024, the Fund utilized net capital loss carryforwards of $14,304,727.

As of December 31, 2024, the Fund has a net capital loss carryforward of $1,334,280,842 which may be used to offset future capital gains. The loss is comprised of $271,893,637 of short-term capital

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

loss carryover and $1,062,387,205 of long-term capital loss carryover, which under current federal income tax rules, may offset capital gains recognized in any future period.

As of December 31, 2024, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities, mark to market on forward foreign currency contracts and certain fixed-income securities, and permanent book/tax differences primarily attributable to certain fixed income securities. To reflect reclassifications arising from the permanent differences, paid-in capital was credited $25,509,680 and total distributable earnings/(accumulated loss) was charged $25,509,680. Net assets were not affected by this reclassification.

Note 6. Capital Stock

The Fund is authorized to issue 2.2 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 1.2 billion of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A:
Sold	15,332,995	$185,594,949	18,100,698	$207,412,159
Issued as reinvestment of dividends and distributions	2,223,919	26,938,872	2,815,821	32,203,881
Redeemed	(26,311,890)	(319,664,761)	(36,800,971)	(422,048,004)

Net increase (decrease)	(8,754,976)	$(107,130,940)	(15,884,452)	$(182,431,964)

Class C:
Sold	2,481,095	$29,843,962	2,181,438	$25,074,602
Issued as reinvestment of dividends and distributions	717,543	8,629,563	1,007,912	11,446,732
Redeemed	(7,940,226)	(95,461,584)	(9,551,582)	(108,284,287)

Net increase (decrease)	(4,741,588)	$(56,988,059)	(6,362,232)	$(71,762,953)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount

Class F:
Sold	27,747,466	$338,497,332	49,826,309	$579,222,597
Issued as reinvestment of dividends and distributions	3,218,183	39,040,170	4,294,517	49,410,383
Redeemed	(56,648,214)	(685,514,196)	(74,215,447)	(845,285,871)

Net increase (decrease)	(25,682,565)	$(307,976,694)	(20,094,621)	$(216,652,891)

Class I:
Sold	162,176,851	$1,966,615,890	216,673,127	$2,494,986,092
Issued as reinvestment of dividends and distributions	21,118,264	256,864,228	21,804,878	249,895,481
Redeemed	(154,399,277)	(1,873,125,819)	(261,686,998)	(2,982,997,927)

Net increase (decrease)	28,895,838	$350,354,299	(23,208,993)	$(238,116,354)

Class R:
Sold	4,234	$51,237	50,882	$579,523
Issued as reinvestment of dividends and distributions	4,682	56,696	6,875	78,464
Redeemed	(81,624)	(989,646)	(31,817)	(360,500)

Net increase (decrease)	(72,708)	$(881,713)	25,940	$297,487

Class Z:
Sold	6,605,492	$81,192,366	530,364	$6,291,272
Issued as reinvestment of dividends and distributions	225,140	2,770,464	124,604	1,445,135
Redeemed	(843,976)	(10,367,533)	(2,908,945)	(32,422,198)

Net increase (decrease)	5,986,656	$73,595,297	(2,253,977)	$(24,685,791)

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund intends to continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below-investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below-investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within required time periods. In order to meet such redemption requests, the fund may be forced to sell securities at inopportune times or prices.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Derivatives and Hedging Transactions Risk: The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Options Risk: Gains on options transactions depend on the investment advisor’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.

Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.

Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively AI Technologies), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 8. Operating Segments

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s adviser and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after December 31, 2024 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

Cohen & Steers Preferred Securities and Income Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cohen & Steers Preferred Securities and Income Fund, Inc. (the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 21, 2025

We have served as the auditor of one or more investment companies in the Cohen & Steers family of mutual funds since 1991.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

(The following pages are unaudited)

TAX INFORMATION—2024

For the calendar year ended December 31, 2024, for individual taxpayers, the Fund designates $325,692,900 as qualified dividend income eligible for reduced tax rates and $521,672 as qualified business income eligible for the 20% deduction and interest related dividends of $74,528,759. In addition, for corporate taxpayers, 35.55% of the ordinary dividends paid qualified for the dividends received deduction (DRD).

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Changes to the Portfolio Management Team

Effective August 1, 2024, William F. Scapell no longer serves as a portfolio manager of the Fund and Elaine Zaharis-Nikas assumed lead portfolio manager duties for the Fund.

Effective January 31, 2025, Robert Kastoff was added as a portfolio manager of the Fund.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

NASDAQ Symbol:	Class A—CPXAX
Class C—CPXCX
Class F—CPXFX
Class I—CPXIX
Class R—CPRRX
Class Z—CPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Annual Financial Statements and Additional Information

December 31, 2024

Cohen & Steers

Preferred Securities and

Income Fund

The U.S. Securities and Exchange Commission has adopted new regulations that have resulted in changes to the design and delivery of annual and semi-annual reports.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, you will now receive in the mail paper copies of the Fund’s new, streamlined shareholder reports. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

CPXAXAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date: March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer
(Treasurer and Chief Financial Officer)

Date: March 5, 2025